Condensed Consolidated Statements of Stockholders' Deficit (Parenthetical)	May 02, 2018	Nov. 06, 2017	Jul. 21, 2016 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Statement of Stockholders' Equity [Abstract]
Reverse stock split ratio	0.0020	0.0029	0.0625
Common stock issued, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01